Investments - Rollforward of the cumulative credit losses recognized in earnings for fixed income securities held (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Credit Losses on Fixed Income Securities
Beginning balance	$ (226)	$ (318)	$ (392)
Additional credit loss for securities previously other-than-temporarily impaired	(7)	(18)	(21)
Additional credit loss for securities not previously other-than-temporarily impaired	(3)	(8)	(23)
Reduction in credit loss for securities disposed or collected	30	116	117
Change in credit loss due to accretion of increase in cash flows	2	2	1
Ending balance	$ (204)	$ (226)	$ (318)